Discontinued operations - Schedule of Credit Risk Concentration - Credit Rating (Detail) - Discontinued operations [member] € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	€ 15,519
AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	8,577
AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	2,769
A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,780
BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	2,302
BB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	90
CCC or lower [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1
Government Bond [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	8,106
Government Bond [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	5,900
Government Bond [member] | AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,907
Government Bond [member] | A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	80
Government Bond [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	194
Government Bond [member] | BB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	26
Corporate Bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	4,631
Corporate Bonds [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	157
Corporate Bonds [member] | AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	634
Corporate Bonds [member] | A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,688
Corporate Bonds [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	2,087
Corporate Bonds [member] | BB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	64
Corporate Bonds [member] | CCC or lower [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1
RMBs CMBSs ABSs [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	2,782
RMBs CMBSs ABSs [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	2,520
RMBs CMBSs ABSs [member] | AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	228
RMBs CMBSs ABSs [member] | A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	12
RMBs CMBSs ABSs [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	€ 22